Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets
NOTE 6	Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets at December 31 are summarized as follows:

(in thousands)	2012	2011
Prepaid expenses	$24,615	20,917
Supplies inventory	8,881	10,053
Other	36,710	41,461

Total	$70,206	72,431